Schedule of Investments ─ IQ Merger Arbitrage ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 82.7%
Consumer Discretionary — 12.2%
Benesse Holdings, Inc.	152,214	$2,717,828
Capri Holdings Ltd.*	316,151	15,409,200
NEOGAMES SA*	41,979	1,174,573
Rover Group, Inc.*	454,301	4,970,053
Six Flags Entertainment Corp.*	307,195	7,744,386
Vitesco Technologies Group AG*	15,141	1,333,020
Wyndham Hotels & Resorts, Inc.	67,310	5,245,468
Total Consumer Discretionary		38,594,528

Consumer Staples — 3.7%
Costa Group Holdings Ltd.	981,272	2,062,777
Sovos Brands, Inc.* (a)	437,803	9,653,556
Total Consumer Staples		11,716,333

Energy — 12.1%
Euronav NV	42,078	745,026
Hess Corp.	129,418	18,187,111
PGS ASA*	2,359,766	1,498,465
Pioneer Natural Resources Co.	78,532	18,049,010
Total Energy		38,479,612

Financials — 1.2%
American National Bankshares, Inc.	27,416	1,241,671
Cambridge Bancorp	16,489	1,130,980
National Western Life Group, Inc., Class A	3,149	1,524,116
Total Financials		3,896,767

Health Care — 22.7%
Amedisys, Inc.*	85,371	8,047,924
Cerevel Therapeutics Holdings, Inc.*	161,850	6,781,515
Icosavax, Inc.*	51,929	795,033
ImmunoGen, Inc.* (b)	619,807	18,172,741
Karuna Therapeutics, Inc.*	62,018	19,437,682
Olink Holding AB* (a)	235,520	5,765,530
RayzeBio, Inc.*	188,233	11,689,269
Taisho Pharmaceutical Holdings Co., Ltd.	20,563	1,210,076
Total Health Care		71,899,770

Industrials — 4.6%
Benefit One, Inc.	227,331	3,297,019
Daseke, Inc.*	158,328	1,288,790
Eagle Bulk Shipping, Inc.	23,551	1,298,367
Hawaiian Holdings, Inc.*	139,034	1,981,234
Outsourcing, Inc.*	181,226	2,157,231
PGT Innovations, Inc.*	55,091	2,270,851
SP Plus Corp.*	43,328	2,241,357
Total Industrials		14,534,849

Information Technology — 9.3%
Alteryx, Inc., Class A*	236,312	11,215,367
Splunk, Inc.*	120,045	18,411,302
Total Information Technology		29,626,669

Materials — 16.4%
JSR Corp.(a)	557,121	15,378,712
United States Steel Corp.	403,494	18,972,288
Westrock Co.	441,857	17,789,163
Total Materials		52,140,163

Real Estate — 0.5%
Intervest Offices & Warehouses NV	63,248	1,429,023

Total Common Stocks
(Cost $263,833,296)		262,317,714

Investment Company — 3.4%
Fixed Income Fund — 3.4%
iShares Short Treasury Bond ETF(a)
(Cost $10,804,713)	98,004	10,836,303
	Shares	Value
Rights — 0.1%
Health Care — 0.1%
Chinook Therapeutics, Inc.*(c)	435,560	$169,868
Epizyme, Inc.*(c)	1,957,185	39,144
Radius Health, Inc.*(c)	177,390	14,191
Supernus Pharmaceuticals, Inc., expires 12/31/24*(c)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(c)	333,265	19,996

Total Rights
(Cost $0)		263,195

Short-Term Investments — 15.0%
Money Market Funds — 15.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(d)(e)	13,934,104	13,934,104
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(d)	33,529,390	33,529,390

Total Short-Term Investments
(Cost $47,463,494)		47,463,494

Total Investments — 101.2%
(Cost $322,101,503)		320,880,706
Other Assets and Liabilities, Net — (1.2)%		(3,847,994)
Net Assets — 100%		$317,032,712

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,338,504; total market value of collateral held by the Fund was $14,900,214. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $966,110.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,668,120.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at January 31, 2024.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2024 (unaudited)

Total Return Swap contracts outstanding at January 31, 2024:
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Consumer Discretionary Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	$(4,839,429)	$—
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	2/05/2025	Monthly	(4,839,429)	—
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(18,041,750)	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	2/05/2025	Monthly	(18,041,750)	—
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(208,056)	—
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	2/05/2025	Monthly	(208,056)	—
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(642,307)	—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.25%	2/05/2025	Monthly	(642,307)	—
SPDR S&P Regional Banking ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,204,877)	—
SPDR S&P Regional Banking ETF	Morgan Stanley	1-Day FEDEF - 0.75%	2/05/2025	Monthly	(1,204,877)	—
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(8,992,646)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/05/2025	Monthly	(8,992,646)	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $2,668,120 and with Merrill Lynch amounted to $– at January 31, 2024. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g) Reflects the value at reset date of January 31, 2024.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$262,317,714	$—	$—		$262,317,714
Investment Company	10,836,303	—	—		10,836,303
Rights	—	—	263,195	(i)	263,195
Short-Term Investments:
Money Market Funds	47,463,494	—	—		47,463,494
Total Investments in Securities	320,617,511	—	263,195		320,880,706
Other Financial Instruments:(j)
Swap Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$320,617,511	$—	$263,195		$320,880,706
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$—	$—	$—		$—

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	The Level 3 securities, valued in total at $263,195, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.